Additional information on the consolidated statements of income (loss) - Disclosure of other gains, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Additional Information On Consolidated Statements Of Income (Loss) [Abstract]
Change in fair value of financial assets at fair value through profit and loss	$ 6,286	$ 2,387
Net gain (loss) on dilution of investments in associates	1,847	10,381
Net gain on acquisition of investments	7,638	3,827
Net gain (loss) on disposal of investments	0	5,357
Impairment of other investments	(2,112)	(7,998)
Flow-through shares premium income	6,971	0
Other	4,892	(332)
Other gains (losses), net	$ 25,522	$ 13,622